Acquired intangible assets, net (Tables)	12 Months Ended
Dec. 31, 2016
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Acquired Finite-Lived Intangible Assets by Major Class [Table Text Block]
Acquired intangible assets, net consisted of the following:

	December 31,
	2015	2016
Distribution networks	$2,329,849	$2,329,849
Trademarks	2,879,106	2,830,716
	$5,208,955	$5,160,565
Less: accumulated amortization	(4,331,985)	(4,585,292)
	$876,970	$575,273